Significant Accounting Policies, Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Working capital deficit	$ (33,006)
Liability from contract with related party	12,688	$ 0
Deferred revenue	2,232	7,735
Net income	17,239	41,348	$ (18,356)
Cash flow from operations	$ 37,286	$ 80,760	$ (9,735)